Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Operating Expenses
Operating expenses for the years ended December 31 consist of the following:

	2019	2018
Employee expenses(1)	$4,090	$3,707
Premises and equipment	163	268
Capital asset depreciation	241	107
Service fees	919	870
Amortization of intangible assets (Note 9)	137	119
Impairment of intangible assets (Note 9)	15	—
Other expenses	1,468	1,361
Total operating expenses	$7,033	$6,432

(1) See table below for further details.

Employee Expenses
Employee expenses for the years ended December 31 consist of the following:

	2019	2018
Salaries, bonus, employee benefits	$3,497	$3,322
Share-based payments (Note 19)	549	346
Other personnel costs	44	39
Total employee expenses	$4,090	$3,707